Annual Total Returns[BarChart] - SA Goldman Sachs Global Bond Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.77%	3.84%	(3.48%)	(0.36%)	(2.91%)	1.32%	6.81%	(2.46%)	6.86%	11.84%